Class 1, Class 3 | State Street Total Return V.I.S. Fund
State Street Total Return V.I.S. Fund Class 1 SSTIX Class 3 SSTTX
INVESTMENT OBJECTIVE
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees - Class 1, Class 3 - State Street Total Return V.I.S. Fund - USD ($)	Class 1	Class 3
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Class 1, Class 3 - State Street Total Return V.I.S. Fund	Class 1	Class 3
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses (includes an Investor Service Plan fee of 0.20% of the average daily net assets)	0.27%	0.27%
Total Annual Fund Operating Expenses	0.62%	0.87%

EXPENSE EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class 1, Class 3 - State Street Total Return V.I.S. Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	63	199	346	774
Class 3	89	278	482	1,073

Expense Example, No Redemption - Class 1, Class 3 - State Street Total Return V.I.S. Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	63	199	346	774
Class 3	89	278	482	1,073

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The portfolio managers will allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on the portfolio managers’ asset allocation decisions, the Fund’s assets are managed by employing an indexing investment approach designed to track the performance of the desired broad-based indexes.

With respect to approximately 50-70% of its assets, the Fund seeks to track the investment performance of the S&P 500® Index and/or the MSCI® All Country World Index ex-U.S. (the “MSCI Index”). SSGA Funds Management, Inc. (“SSGA FM”), the Fund’s investment adviser, determines the allocation between the two indexes, which can vary over time and which can involve a full allocation to one index. The S&P 500® Index represents the market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of the large-capitalization U.S. stock market performance. The MSCI Index represents the market capitalization-weighted index of stocks designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI Index includes both developed and emerging markets. SSGA FM uses a replication indexing strategy to track the investment performance of the S&P 500® Index and the MSCI Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in a benchmark index in approximately the same proportions as the benchmark index.

With respect to approximately 30-50% of its assets, the Fund seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Bond Index, which represents a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Bloomberg Barclays U.S. Aggregate Bond Index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market. SSGA FM uses a representative sampling indexing strategy to manage the bond portion of the Fund’s assets. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to a benchmark index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the benchmark index. The Fund might or might not hold all of the securities that comprise the benchmark index.

To a lesser extent, SSGA FM may also allocate a portion of the Fund’s assets to track the investment performance of the S&P MidCap 400® Index and/or the Russell 2000® Index, when SSGA FM believes that these indexes can provide attractive relative returns. The S&P MidCap 400® Index represents the market-capitalization-weighted index of stocks of 400 mid-sized U.S. companies representing all major industries in the mid-range of the U.S. stock market. The Russell 2000® Index represents the market-capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index.

The Fund may hold cash or invest in money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity. The portfolio managers may also use exchange-traded funds (“ETFs”) and derivative instruments (primarily options, futures contracts, options on futures, interest rate swaps and credit default swaps) to gain or hedge exposure to a certain type of broad-based index (such as equity futures of a broad-based index) as an alternative to investing directly in or selling the securities representing such index.
PRINCIPAL RISKS
The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk is the risk of the Fund allocating its assets among various asset classes, each of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing are higher in many foreign markets than in the U.S., and securities of foreign (non-U.S.) issuers may be less liquid and more difficult to value than securities of U.S. issuers. The risk of loss and volatility have increased in recent periods and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further, which may have unpredictable effects on the market and the Fund’s investments. Thus, the Fund currently faces a heightened level of interest rate risk. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited managerial and financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited managerial and financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that, during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk of investing in mortgage-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Allocation Risk is the risk that SSGA FM may not allocate assets of the Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser and the portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivative instruments not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative instrument may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivative instruments more costly, may limit the Fund’s ability to employ certain strategies that use derivative instruments and/or may adversely affect the value of derivative instruments and the Fund’s performance.

U.S. Government Obligations Risk is the risk that U.S. Government obligations may be adversely affected by changes in interest rates, or a default by, or decline in the credit quality of, the U.S. Government. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

Exchange-Traded Funds Risk is the risk that the Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. Also, the Fund bears its proportionate share of the fees and expenses of an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.
It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Prior to January 23, 2013, the Fund’s underlying strategies were actively managed. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
CALENDAR YEAR TOTAL RETURNS (%)
The bar chart shows the performance of the Fund’s Class 1 Shares.

Highest/Lowest quarterly results during this time period were: Highest 11.38% (quarter ended June 30, 2009) Lowest -15.96% (quarter ended December 31, 2008)
AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2017)
Average Annual Total Returns - Class 1, Class 3 - State Street Total Return V.I.S. Fund	1 Year	5 Years	10 Years	Inception Date
Class 1	15.58%	8.02%	4.18%	Jul. 01, 1985
Class 3	15.26%	7.76%	3.94%	May 01, 2006
S&P 500® Index (does not reflect fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	3.54%	2.10%	4.01%
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	27.19%	6.80%	1.84%